Segment Information - Summary of Reconciliation of CCS Earnings to Income (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
CCS Earnings [Member]
Disclosure of Reconciliation of Ccs Earnings to Income [Line Items]
Current cost of supplies adjustment attributable to owners of parent	$ (269)	$ (798)	$ (389)	$ (1,263)	$ (171)